EVENTS SINCE THE BALANCE SHEET DATE (Details) £ in Billions	12 Months Ended
Dec. 31, 2017 GBP (£)
Top of range [member] | Major ordinary share transactions [member]
EVENTS SINCE THE BALANCE SHEET DATE (Details) [Line Items]
Payments to acquire or redeem entity's shares	£ 1